Financial instruments at fair value (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Financial Instruments At Fair Value Details Narrative Abstract
Purchased listed shares for trading purposes	$ 68	$ 226	$ 517
Disposal of financial assets at fair value	1	16
Revaluation loss	$ 5	$ 4